Business combinations (Details) - HIEP HIEP THANH INVESTMENT COMPANY LIMITED [Member] - KRW (₩) ₩ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Oct. 20, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Revenue of acquiree since acquisition date	₩ 2,796
Profit (loss) of acquiree since acquisition date	₩ 1,056
Revenue of combined entity as if combination occurred at beginning of period		₩ 11,853
Profit (loss) of combined entity as if combination occurred at beginning of period		17,933
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		₩ 171
Reclassification of investment property to property plant and equipment			₩ 188,029